OMB APPROVAL
OMB Number:	3235-0570
Expires:	January 31, 2017
Estimated average burden
hours per response:	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05769

Invesco High Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 2/28

Date of reporting period: 8/31/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2014

Invesco High Income Trust II

NYSE: VLT

2	Letters to Shareholders
3	Trust Performance
4	Dividend Reinvestment Plan
5	Schedule of Investments
14	Financial Statements
17	Notes to Financial Statements
24	Financial Highlights
26	Approval of Investment Advisory and Sub-Advisory Contracts
28	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

2                         Invesco High Income Trust II

Trust Performance

Performance summary

Cumulative total returns, 2/28/14 to 8/31/14

Trust at NAV	3.55%
Trust at Market Value	2.95
Barclays U.S. Corporate High Yield 2% Issuer Cap Index▼	2.89

Market Price Discount to NAV as of 8/31/14	-7.47

Source: ▼FactSet Research Systems Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index comprising US corporate, fixed-rate, noninvestment-grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.

The Trust is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

3                         Invesco High Income Trust II

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4                         Invesco High Income Trust II

Schedule of Investments(a)

August 31, 2014

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–119.80%(b)
Aerospace & Defense–3.76%
B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	$565,000	$615,144
Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/22(c)	390,000	397,800
7.75%, 03/15/20(c)	822,000	918,585
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(c)	439,000	436,805
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	1,012,000	1,096,755
TransDigm Inc.,
Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	710,000	714,437
7.50%, 07/15/21	300,000	330,375
Sr. Unsec. Gtd. Sub. Notes,
6.00%, 07/15/22(c)	615,000	628,069
6.50%, 07/15/24(c)	286,000	294,222
		5,432,192

Agricultural & Farm Machinery–0.50%
Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	708,000	717,735

Airlines–0.52%
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(c)	323,036	351,705
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/19	168,891	170,580
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 04/01/21	69,497	78,879
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 04/23/22(c)	145,209	152,288
		753,452

Alternative Carriers–1.56%
Level 3 Escrow II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/22(c)	620,000	629,300
Level 3 Financing Inc., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(c)	1,542,000	1,634,520
		2,263,820

Apparel Retail–2.49%
Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(c)	1,138,000	1,247,532
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	383,000	414,119
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	230,000	260,762
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(c)	1,401,000	1,478,055

	Principal Amount	Value
Apparel Retail–(continued)
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(c)	$187,000	$202,194
		3,602,662

Apparel, Accessories & Luxury Goods–0.21%
Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	100,000	109,500
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	97,000	97,000
William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	91,000	95,550
		302,050

Application Software–0.46%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(c)	667,000	672,003

Auto Parts & Equipment–2.59%
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(c)	519,000	561,818
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	989,000	1,031,032
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(c)	310,000	315,425
Schaeffler Finance B.V. (Germany), Sr. Sec. Gtd. Notes, 4.25%, 05/15/21(c)	347,000	347,434
Sr. Sec. Notes, 4.75%, 05/15/21(c)	200,000	205,000
Schaeffler Holding Finance B.V. (Germany), Sr. Sec. Gtd. PIK Notes, 7.63%, 08/15/18(c)(d)	200,000	211,750
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(c)	1,044,000	1,075,320
		3,747,779

Automotive Retail–0.32%
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	466,000	470,660

Broadcasting–2.06%
Central European Media Enterprises Ltd. (Czech Republic), Sr. Sec. Gtd. PIK Global Notes, 15.00%, 12/01/17(d)	21,245	24,193
Clear Channel Communications, Inc., Sr. Unsec. Global Notes, 10.00%, 01/15/18	861,000	807,187
Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	553,000	595,858
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	518,000	538,720
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(c)	935,000	939,675

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco High Income Trust II

	Principal Amount	Value
Broadcasting–(continued)
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	$65,000	$67,275
		2,972,908

Building Products–3.95%
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(c)	1,288,000	1,350,790
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(c)	761,000	831,392
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	1,232,000	1,284,360
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(c)	232,000	228,608
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	1,190,000	1,297,100
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(c)	103,000	108,665
7.88%, 03/30/20(c)	555,000	609,113
		5,710,028

Cable & Satellite–5.65%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	1,048,000	1,076,820
5.25%, 09/30/22	165,000	168,094
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/23	670,000	670,000
5.13%, 05/01/20	2,215,000	2,286,987
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	485,000	536,531
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	249,000	283,549
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 6.63%, 12/15/22	732,000	768,600
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	790,000	839,375
8.13%, 06/01/23	370,000	404,225
Numericable Group S.A. (France), Sr. Sec. Bonds, 6.00%, 05/15/22(c)	435,000	450,334
6.25%, 05/15/24(c)	670,000	694,287
		8,178,802

Casinos & Gaming–1.99%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	902,000	976,415
Caesars Entertainment Resort Properties LLC, Sr. Sec. Gtd. Notes, 8.00%, 10/01/20(c)	119,000	119,298
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(c)	148,000	144,300

	Principal Amount	Value
Casinos & Gaming–(continued)
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	$840,000	$938,700
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	465,000	546,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	150,000	157,500
		2,882,588

Coal & Consumable Fuels–2.15%
Alpha Natural Resources Inc., Sec. Gtd. Notes, 7.50%, 08/01/20(c)	149,000	144,530
Arch Coal Inc., Sec. Gtd. Notes, 8.00%, 01/15/19(c)	390,000	377,325
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	632,000	671,500
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/22(c)	920,000	961,400
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	944,000	955,800
		3,110,555

Communications Equipment–1.72%
Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(c)	475,000	438,781
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(c)	920,000	920,000
9.00%, 04/01/19(c)	1,077,000	1,124,119
		2,482,900

Construction & Engineering–0.75%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	1,025,000	1,089,063

Construction Machinery & Heavy Trucks–3.16%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(c)	766,000	806,215
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	1,170,000	1,222,650
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	495,000	511,087
6.75%, 06/15/21	328,000	348,500
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	590,000	615,075
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	1,040,000	1,068,600
		4,572,127

Construction Materials–2.39%
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 6.00%, 04/01/24(c)	290,000	303,775
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(c)	1,100,000	1,161,875
7.25%, 01/15/21(c)	214,000	235,935
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(c)	175,000	184,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco High Income Trust II

	Principal Amount	Value
Construction Materials–(continued)
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(c)	$560,000	$579,600
US Concrete, Inc., Sr. Sec. Gtd. Global Notes, 8.50%, 12/01/18	911,000	988,435
		3,454,245

Consumer Finance–0.66%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	222,000	266,955
8.00%, 03/15/20	570,000	693,975
		960,930

Data Processing & Outsourced Services–2.42%
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	1,025,000	1,092,906
First Data Corp., Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	444,000	543,900
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	1,569,000	1,861,226
		3,498,032

Distillers & Vintners–0.49%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 9.00%, 04/30/18(f)	422,579	408,330
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 3.75%, 05/01/21	280,000	281,400
6.00%, 05/01/22	18,000	20,362
		710,092

Diversified Banks–0.36%
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	470,000	517,394

Diversified Metals & Mining–3.06%
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(c)	1,068,000	1,166,117
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	842,000	921,990
Sr. Unsec. Gtd. Notes, 9.50%, 10/01/20(c)	263,000	286,670
Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(c)	717,000	673,980
Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.00%, 01/31/19(c)	380,000	399,000
9.50%, 07/18/18(c)	295,000	343,603
REGS, Sr. Unsec. Euro Notes, 6.00%, 01/31/19(c)	200,000	209,000
Walter Energy, Inc., Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(c)	315,000	316,575
Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	210,000	104,475
		4,421,410

	Principal Amount	Value
Electrical Components & Equipment–0.23%
Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(c)	$315,000	$327,600

Environmental & Facilities Services–0.60%
ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	220,000	235,675
Darling Ingredients Inc., Sr. Unsec. Gtd. Notes, 5.38%, 01/15/22(c)	608,000	635,360
		871,035

Food Products–0.10%
Chiquita Brands International Inc./Chiquita Brands LLC, Sr. Sec. Gtd. Global Notes, 7.88%, 02/01/21	137,000	150,871

Forest Products–0.00%
Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global PIK Notes, 8.00%, 01/30/20(d)(g)	8,627	6,772
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(c)(e)(g)	60,000	150
		6,922

Gas Utilities–1.82%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	1,191,000	1,232,685
6.75%, 01/15/22	128,000	133,120
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	808,000	810,020
7.38%, 08/01/21	425,000	462,188
		2,638,013

Gold–1.26%
New Gold Inc. (Canada), Sr. Unsec. Notes, 6.25%, 11/15/22(c)	1,719,000	1,817,843

Health Care Equipment–0.33%
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	480,000	483,600

Health Care Facilities–5.21%
Community Health Systems Inc., Sr. Sec. Gtd. Notes, 5.13%, 08/01/21(c)	287,000	297,045
Sr. Unsec. Gtd. Notes, 6.88%, 02/01/22(c)	1,270,260	1,359,178
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	610,000	667,188
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	1,160,000	1,267,300
6.50%, 02/15/20	510,000	573,750
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/22	283,000	331,110
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 12/01/21(c)	144,000	151,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco High Income Trust II

	Principal Amount	Value
Health Care Facilities–(continued)
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	$544,000	$592,960
Sr. Unsec. Global Notes, 6.75%, 02/01/20	785,000	845,837
8.13%, 04/01/22	1,250,000	1,446,875
		7,532,623

Health Care Services–1.02%
DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 07/15/24	593,000	604,119
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(c)	828,000	870,435
		1,474,554

Home Improvement Retail–0.25%
Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(c)	360,000	362,250

Homebuilding–2.75%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(c)	1,387,000	1,380,065
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	573,000	604,515
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(c)	281,000	301,372
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(c)	520,000	523,900
7.50%, 05/15/16	170,000	180,625
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	249,000	268,920
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	420,000	468,300
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	257,000	255,715
		3,983,412

Hotels, Resorts & Cruise Lines–0.27%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	356,000	389,108

Household Products–1.30%
Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	744,000	780,270
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	1,001,000	1,096,095
		1,876,365

Independent Power Producers & Energy Traders–1.47%
AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	594,000	684,585
8.00%, 10/15/17	5,000	5,775
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/23	841,000	853,615

	Principal Amount	Value
Independent Power Producers & Energy Traders–(continued)
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	$84,000	$94,920
Sr. Unsec. Gtd. Notes, 6.25%, 07/15/22(c)	298,000	314,018
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	154,932	168,682
		2,121,595

Industrial Conglomerates–0.50%
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(c)	695,000	719,325

Industrial Machinery–0.69%
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(c)	940,000	995,225

Integrated Telecommunication Services–1.25%
Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 6.50%, 01/15/22(c)	200,000	210,500
Altice S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.75%, 05/15/22(c)	906,000	969,511
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	600,000	628,500
		1,808,511

Internet Software & Services–2.15%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	1,787,000	1,900,921
EarthLink Holdings Corp., Sr. Sec. Gtd. Global Notes, 7.38%, 06/01/20	350,000	370,563
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	811,000	834,316
		3,105,800

Leisure Facilities–0.22%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	310,000	316,588

Marine–0.81%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(c)	1,119,000	1,169,355

Metal & Glass Containers–1.86%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	743,000	771,791
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	1,902,000	1,916,265
		2,688,056

Movies & Entertainment–1.09%
AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	440,000	455,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco High Income Trust II

	Principal Amount	Value
Movies & Entertainment–(continued)
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(c)	$550,000	$587,125
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	518,000	531,598
		1,574,123

Oil & Gas Drilling–1.81%
Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec. Gtd. Notes, 6.63%, 10/01/22(c)	197,780	211,775
Parker Drilling Co., Sr. Unsec. Gtd. Global Notes, 7.50%, 08/01/20	648,000	696,600
Sr. Unsec. Gtd. Notes, 6.75%, 07/15/22(c)	31,000	32,318
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/15/22(c)	582,000	598,005
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	815,000	870,012
Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(c)	208,000	207,594
		2,616,304

Oil & Gas Equipment & Services–2.28%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	875,000	926,406
Exterran Partners L.P./EXLP Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	894,000	907,410
Sr. Unsec. Gtd. Notes, 6.00%, 10/01/22(c)	371,000	375,638
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	606,000	615,090
Hiland Partners L.P./Hiland Partners Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 05/15/22(c)	309,000	313,635
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	21,000	21,551
McDermott International Inc., Sec. Gtd. Notes, 8.00%, 05/01/21(c)	128,000	133,760
		3,293,490

Oil & Gas Exploration & Production–7.46%
American Eagle Energy Corp., Sr. Sec. Gtd. Notes, 11.00%, 09/01/19(c)	376,000	377,410
Antero Resources Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	535,000	556,400
6.00%, 12/01/20	116,000	123,250
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	808,000	844,360
Athlon Holdings L.P./Athlon Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22(c)	415,000	428,487
Baytex Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.63%, 06/01/24(c)	636,000	642,081
Berry Petroleum Co. LLC, Sr. Unsec. Notes, 6.38%, 09/15/22	282,000	295,043
6.75%, 11/01/20	360,000	380,700

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	$343,000	$401,310
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	1,025,000	1,055,750
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	646,000	673,455
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/22	956,000	979,900
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	391,000	413,482
9.75%, 07/15/20	371,000	403,463
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	274,000	282,220
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 6.25%, 05/01/22(c)	1,174,000	1,207,752
Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	206,000	211,923
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	560,000	576,800
Sanchez Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/23(c)	712,000	740,480
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	178,000	193,575
		10,787,841

Oil & Gas Refining & Marketing–1.06%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(c)	1,529,000	1,534,734

Oil & Gas Storage & Transportation–4.58%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/23	49,000	51,879
Sr. Unsec. Gtd. Notes, 4.88%, 03/15/24	249,000	263,006
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	906,000	964,890
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	1,020,000	1,062,075
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	882,000	1,027,530
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	487,000	517,437
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(c)	787,000	846,025
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	463,000	501,198
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	370,000	419,950
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	271,000	274,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco High Income Trust II

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	$656,000	$690,440
		6,619,143

Other Diversified Financial Services–0.23%
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., Sr. Sec. Notes, 7.25%, 08/01/22(c)	325,000	329,782

Packaged Foods & Meats–3.97%
Bertin S.A./Bertin Finance Ltd. (Brazil), Sr. Unsec. Gtd. Bonds, 10.25%, 10/05/16(c)	200,000	228,500
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(c)	1,700,000	1,751,000
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(c)	320,000	343,200
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(c)	600,000	633,750
JBS Investments GmbH (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/24(c)	200,000	210,500
JBS S.A. (Brazil), Sr. Unsec. Notes, 10.50%, 08/04/16 (Acquired 08/30/13-10/22/13; Cost $203,969)(c)	185,000	209,975
REGS, Sr. Unsec. Euro Notes, 10.50%, 08/04/16(c)	200,000	228,106
Marfrig Holding Europe B.V. (Brazil), Sr. Unsec. Gtd. Notes, 6.88%, 06/24/19(c)	204,000	207,876
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	603,000	633,150
Sr. Unsec. Gtd. Notes, 6.00%, 12/15/22(c)	433,000	426,505
6.75%, 12/01/21(c)	110,000	112,613
Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(c)	106,000	113,685
6.63%, 08/15/22	447,000	492,817
Treehouse Foods Inc., Sr. Unsec. Gtd. Global Notes, 4.88%, 03/15/22	143,000	146,396
		5,738,073

Paper Packaging–0.40%
Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc., Sr. Unsec. Notes, 6.38%, 05/01/22(c)	573,000	573,716

Paper Products–0.76%
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(c)	84,000	85,680
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	986,000	1,020,510
		1,106,190

Personal Products–0.54%
Albea Beauty Holdings S.A. (France), Sr. Sec. Gtd. Notes, 8.38%, 11/01/19(c)	708,000	779,078

	Principal Amount	Value
Pharmaceuticals–2.02%
Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/21(c)	$280,000	$305,200
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(c)	1,136,000	1,160,140
6.38%, 10/15/20(c)	900,000	945,000
6.75%, 08/15/21(c)	126,000	133,245
7.50%, 07/15/21(c)	340,000	372,300
		2,915,885

Real Estate Development–0.23%
AV Homes, Inc., Sr. Unsec. Notes, 8.50%, 07/01/19(c)	335,000	340,025

Regional Banks–0.75%
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	950,000	1,078,250

Security & Alarm Services–0.22%
ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	302,000	320,875

Semiconductor Equipment–2.11%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	2,353,000	2,500,062
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(c)	538,000	556,830
		3,056,892

Semiconductors–3.53%
Advanced Micro Devices, Inc., Sr. Unsec. Notes, 6.75%, 03/01/19(c)	1,053,000	1,108,282
7.00%, 07/01/24(c)	103,000	105,318
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(c)	1,631,000	1,712,550
Micron Technology, Inc., Sr. Unsec. Notes, 5.50%, 02/01/25(c)	340,000	345,100
5.88%, 02/15/22(c)	644,000	693,910
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(c)	1,080,000	1,139,400
		5,104,560

Specialized Finance–3.47%
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	878,000	1,015,188
Sr. Unsec. Notes, 5.13%, 03/15/21	470,000	481,750
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	940,000	998,750
Fly Leasing Ltd. (Ireland), Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	622,000	665,540
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	160,000	175,600
Sr. Unsec. Notes, 8.25%, 12/15/20	1,365,000	1,682,362
		5,019,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco High Income Trust II

	Principal Amount	Value
Specialized REIT’s–0.85%
Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	$480,000	$499,800
Sr. Unsec. Notes, 4.88%, 04/15/22	713,000	729,934
		1,229,734

Specialty Chemicals–0.49%
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	690,000	712,425

Specialty Properties–0.23%
Weyerhaeuser Real Estate Co., Sr. Unsec. Notes, 5.88%, 06/15/24(c)	330,000	339,488

Specialty Stores–1.59%
Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(c)	1,857,000	1,891,819
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	380,000	402,800
		2,294,619

Steel–3.75%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	787,000	849,173
6.75%, 02/25/22	840,000	941,850
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(c)	1,084,000	1,181,560
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/22	443,000	477,333
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(c)	994,000	1,067,307
7.38%, 02/01/20(c)	411,000	441,311
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	420,000	463,050
		5,421,584

Trading Companies & Distributors–0.21%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 05/15/21(c)	288,000	295,920

Wireless Telecommunication Services–8.86%
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(c)	225,000	237,938
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(c)	855,000	891,508
7.00%, 02/15/20(c)	235,000	247,925
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(c)	934,000	925,827
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	925,000	915,750

	Principal Amount		Value
Wireless Telecommunication Services–(continued)
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22		$776,000	$779,880
11.50%, 11/15/21		165,000	216,150
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(c)		445,000	498,400
9.00%, 11/15/18(c)		430,000	511,700
Sprint Corp., Sr. Unsec. Gtd. Notes, 7.25%, 09/15/21(c)		899,000	959,682
7.88%, 09/15/23(c)		1,057,000	1,133,633
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/21		760,000	793,250
6.63%, 04/01/23		1,900,000	2,011,625
Sr. Unsec. Gtd. Notes, 6.63%, 04/28/21		354,000	374,798
6.84%, 04/28/23		303,000	323,453
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 4.75%, 07/15/20(c)		435,000	440,437
Sr. Unsec. Gtd. Notes, 7.38%, 04/23/21(c)		1,464,000	1,555,500
			12,817,456
Total U.S. Dollar Denominated Bonds and Notes (Cost $169,169,708)			173,261,455

Non-U.S. Dollar Denominated Bonds & Notes–8.49%(h)
Apparel, Accessories & Luxury Goods–0.28%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(c)	EUR	300,000	397,157

Auto Parts & Equipment–0.42%
Autodis S.A. (France), Sr. Sec. Gtd. Notes, 6.50%, 02/01/19(c)	EUR	440,000	607,450

Broadcasting–0.33%
CET 21 spol sro (Czech Republic),
Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(c)	EUR	210,000	291,117
REGS, Sr. Sec. Gtd. Euro Notes, 9.00%, 11/01/17(c)	EUR	130,000	180,215
			471,332

Casinos & Gaming–0.54%
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(c)	GBP	337,500	596,839
William Hill PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 4.25%, 06/05/20	GBP	115,000	189,033
			785,872

Construction Materials–1.04%
Grupo Isolux Corsan Finance B.V. (Spain), Sr. Unsec. Gtd. Bonds, 6.63%, 04/15/21(c)	EUR	380,000	512,947
Manutencoop Facility Management SpA (Italy), Sr. Sec. Gtd. Notes, 8.50%, 08/01/20(c)	EUR	430,000	588,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco High Income Trust II

	Principal Amount		Value
Construction Materials–(continued)
Spie BondCo 3 SCA (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(c)	EUR	270,000	$397,375
			1,498,790

Food Distributors–0.83%
Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(c)	GBP	680,000	1,202,317

Hotels, Resorts & Cruise Lines–0.56%
Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(c)	EUR	250,000	353,080
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	255,000	452,456
			805,536

Independent Power Producers & Energy Traders–0.28%
Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(c)	GBP	230,000	403,802

Integrated Telecommunication Services–0.26%
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.50%, 01/15/21	GBP	103,000	177,085
REGS, Sr. Sec. Gtd. Euro Notes, 6.00%, 04/15/21(c)	GBP	116,000	201,971
			379,056

Internet Software & Services–0.35%
Adria Bidco B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(c)	EUR	360,000	508,163

Metal & Glass Containers–0.19%
Greif Neveda Holdings Inc., SCS, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(c)	EUR	180,000	279,685

Multi-Sector Holdings–0.36%
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(c)	GBP	100,000	168,303
REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/18(c)	GBP	211,000	355,119
			523,422

Other Diversified Financial Services–2.16%
AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(c)	EUR	160,000	202,364
REGS, Sr. Sec. Euro Notes, 9.50%, 06/01/19(c)	EUR	283,000	357,932
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(c)	GBP	555,000	1,027,521
Financiere Gaillon 8 SAS (France), Sr. Sec. Notes, 7.00%, 09/30/19(c)	EUR	370,000	478,887

	Principal Amount		Value
Other Diversified Financial Services–(continued)
GCS Holdco Finance I S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 6.50%, 11/15/18(c)	EUR	128,000	$177,619
REGS, Sr. Sec. Gtd. Euro Notes, 6.50%, 11/15/18(c)	EUR	104,000	144,316
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(c)	GBP	400,000	735,469
			3,124,108

Personal Products–0.15%
Albea Beauty Holdings S.A. (France), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.75%, 11/01/19(c)	EUR	150,000	215,844

Publishing–0.11%
Johnston Press Bond PLC (United Kingdom), Sr. Sec. Notes, 8.63%, 06/01/19(c)	GBP	100,000	163,737

Research & Consulting Services–0.19%
La Financiere Atalian S.A. (France), REGS, Sr. Unsec. Gtd. Euro Bonds, 7.25%, 01/15/20(c)	EUR	190,000	270,881

Specialized Finance–0.44%
HSS Financing PLC (United Kingdom), Sr. Sec. Gtd. Notes, 6.75%, 08/01/19(c)	GBP	100,000	172,661
REGS, Sr. Sec. Gtd. Euro Notes, 6.75%, 08/01/19(c)	GBP	269,000	464,457
			637,118
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $12,002,356)			12,274,270

	Shares
Common Stocks & Other Equity Interests–0.71%
Apparel, Accessories & Luxury Goods–0.00%
HCI Direct, Inc.–Class A(i)		1,000	0

Automobile Manufacturers–0.59%
General Motors Co.(j)		15,710	546,708
General Motors Co.–Wts. expiring 07/10/16(i)(j)		6,378	158,047
General Motors Co.–Wts. expiring 07/10/19(i)(j)		6,378	106,768
Motors Liquidation Co. GUC Trust(h)		1,673	42,695
			854,218

Forest Products–0.00%
Emerald Plantation Holdings Ltd. (Cayman Islands)(g)(i)		9,308	1,303

Paper Products–0.12%
NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $397,010)(c)(k)		1,840	176,640
Total Common Stocks & Other Equity Interests (Cost $1,288,596)			1,032,161

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco High Income Trust II

	Principal Amount	Value
Variable Rate Senior Loan Interests–0.58%
Alternative Carriers–0.45%
Level 3 Financing Inc. Sr. Unsec. Gtd. Term Loan, 0.00%, 06/15/15(l)(m)	$650,000	$650,000

Casinos & Gaming–0.13%
Caesars Entertainment Operating Co. Inc. Sr. Sec. Gtd. Term Loan, 0.00%, 03/01/17(l)	190,000	184,063
Total Variable Rate Senior Loan Interests (Cost $838,724)		834,063

	Shares	Value
Money Market Funds–2.49%
Liquid Assets Portfolio– Institutional Class(n)	1,800,456	$1,800,456
Premier Portfolio–Institutional Class(n)	1,800,456	1,800,456
Total Money Market Funds (Cost $3,600,912)		3,600,912
TOTAL INVESTMENTS–132.07% (Cost $186,900,296)		191,002,861
OTHER ASSETS LESS LIABILITIES–(32.07)%		(46,376,761)
NET ASSETS–100.00%		$144,626,100

Investment Abbreviations:

Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed

PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured

Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $87,914,299, which represented 60.79% of the Trust’s Net Assets.
(d)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Central European Media Enterprises Ltd., Sr. Sec. Gtd. Global PIK Notes	0.00%	15.00%
Emerald Plantation Holdings Ltd., Sr. Sec. Gtd. Global PIK Notes	6.00	8.00
Schaeffler Holding Finance B.V., Sr. Sec. Gtd. PIK Notes	6.88	7.63

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2014 represented less than 1% of the Trust’s Net Assets.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Acquired as part of the Sino-Forest Corp. reorganization.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Non-income producing security.
(j)	Acquired as part of the General Motors reorganization.
(k)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.
(l)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(m)	All or a portion of this holding is subject to unfunded loan commitment. Interest rate will be determined at the time of funding. See Note 1M.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition*

By credit quality, based on Total Investments

As of August 31, 2014

BBB	0.8%
BB	44.6
B	42.9
CCC	8.6
Non-Rated	0.9
Cash	2.2

*	Standard and Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select ‘Understanding Ratings’ under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco High Income Trust II

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $183,299,384)	$187,401,949
Investments in affiliated money market funds, at value and cost	3,600,912
Total investments, at value (Cost $186,900,296)	191,002,861
Receivable for:
Investments sold	1,576,926
Dividends and interest	3,388,552
Fund expenses absorbed	4,227
Forward foreign currency contracts outstanding	343,258
Investment for trustee deferred compensation and retirement plans	9,757
Other assets	39,713
Total assets	196,365,294

Liabilities:
Payable for:
Investments purchased	960,013
Dividends	29,807
Loan outstanding	50,550,000
Accrued fees to affiliates	8
Accrued interest expense and line of credit fees	122,493
Accrued trustees’ and officers’ fees and benefits	2,375
Accrued other operating expenses	63,981
Trustee deferred compensation and retirement plans	10,517
Total liabilities	51,739,194
Net assets applicable to shares outstanding	$144,626,100

Net assets consist of:
Shares of beneficial interest	$158,507,411
Undistributed net investment income	(1,056,085)
Undistributed net realized gain (loss)	(17,267,073)
Net unrealized appreciation	4,441,847
$144,626,100

Shares outstanding, no par value, with an unlimited number of shares authorized:
Outstanding	8,118,429
Net asset value per share	$17.81
Market value per share	$16.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco High Income Trust II

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$5,925,382
Dividends (net of foreign withholding taxes of $33)	23,466
Dividends from affiliated money market funds	704
Total investment income	5,949,552

Expenses:
Advisory fees	689,594
Administrative services fees	25,205
Custodian fees	12,457
Interest, facilities and maintenance fees	268,276
Transfer agent fees	19,214
Trustees’ and officers’ fees and benefits	9,838
Other	73,265
Total expenses	1,097,849
Less: Fees waived	(28,875)
Net expenses	1,068,974
Net investment income	4,880,578

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	4,741,400
Foreign currencies	(21,437)
Forward foreign currency contracts	(124,786)
4,595,177
Change in net unrealized appreciation (depreciation) of:
Investment securities	(5,186,252)
Foreign currencies	(9,319)
Forward foreign currency contracts	506,902
(4,688,669)
Net realized and unrealized gain (loss)	(93,492)
Net increase in net assets resulting from operations	$4,787,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco High Income Trust II

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$4,880,578	$10,393,851
Net realized gain	4,595,177	4,929,519
Change in net unrealized appreciation (depreciation)	(4,688,669)	(1,132,107)
Net increase in net assets resulting from operations	4,787,086	14,191,263
Distributions to common shareholders from net investment income	(5,358,162)	(11,154,722)
Net increase (decrease) in net assets	(571,076)	3,036,541

Net assets:
Beginning of period	145,197,176	142,160,635
End of period (includes undistributed net investment income of $(1,056,085) and $(578,501), respectively)	$144,626,100	$145,197,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco High Income Trust II

Statement of Cash Flows

For the six months ended August 31, 2014

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$4,787,086

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by operating activities:
Purchases of investments	(104,593,989)
Proceeds from sales of investments	102,974,516
Amortization of premium	358,925
Accretion of discount	(29,217)
Increase in receivables and other assets	(341,900)
Decrease in accrued expenses and other payables	(157,758)
Net realized gain from investment securities	(4,741,400)
Net change in unrealized appreciation (depreciation) on investment securities	5,186,252
Net cash provided by operating activities	3,442,515

Cash provided by (used in) financing activities:
Dividends paid to shareholders from net investment income	(5,359,613)
Decrease in payable for amount due custodian	(21,326)
Net cash provided by (used in) financing activities	(5,380,939)
Net increase (decrease) in cash and cash equivalents	(1,938,424)
Cash at beginning of period	5,539,336
Cash at end of period	$3,600,912

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$265,183

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Income Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide high current income, while seeking to preserve shareholders’ capital, through investment in a professionally managed, diversified portfolio of high-income producing fixed-income securities.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

17                         Invesco High Income Trust II

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

18                         Invesco High Income Trust II

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
I.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Leverage Risk — Leverage exists when a Trust can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

19                         Invesco High Income Trust II

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.70% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser had contractually agreed, through August 31, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 1.10%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. The Adviser has agreed to continue to limit the Trust’s expenses as described above. This agreement may be discontinued at any time without notice to shareholders. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the date the expense limit is discontinued.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2014, the Adviser waived advisory fees of $28,875.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2014, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$4,456,433	$176,640	$0	$4,633,073
Corporate Debt Securities	—	173,261,455	0	173,261,455
Foreign Debt Securities	—	12,274,270	—	12,274,270
Variable Rate Senior Loan Interests	—	834,063	—	834,063
	4,456,433	186,546,428	0	191,002,861
Forward Foreign Currency Contracts*	—	343,258	—	343,258
Total Investments	$4,456,433	$186,889,686	$0	$191,346,119

*	Unrealized appreciation.

20                         Invesco High Income Trust II

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$440,702	$(97,444)

(a)	Values are disclosed as forward foreign currency contracts outstanding on Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain (Loss):
Currency risk	$(124,786)
Change in Unrealized Appreciation:
Currency risk	506,902
Total	$382,116

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$23,876,099

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/02/14	Citibank, N.A.	EUR	6,093,000	USD	8,291,141	$8,006,339	$284,802
09/02/14	Citibank, N.A.	USD	8,085,320	EUR	6,093,000	8,006,340	(78,980)
09/02/14	RBC Capital Markets Corp.	GBP	2,292,890	USD	3,828,679	3,806,523	22,156
09/02/14	RBC Capital Markets Corp.	USD	3,793,217	GBP	2,292,890	3,806,523	13,306
10/07/14	Citibank, N.A.	GBP	1,886,940	USD	3,236,272	3,131,629	104,643
10/07/14	Citibank, N.A.	USD	533,917	GBP	318,367	528,372	(5,545)
10/24/14	RBC Capital Markets Corp.	CAD	173,664	USD	161,428	159,514	1,914
10/24/14	RBC Capital Markets Corp.	USD	168,675	CAD	184,135	169,132	457
12/15/14	Citibank, N.A.	EUR	4,380,000	USD	5,772,840	5,759,416	13,424
12/15/14	RBC Capital Markets Corp.	GBP	2,250,000	USD	3,718,755	3,731,674	(12,919)
Total open forward foreign currency contracts — Currency Risk							$343,258

Currency Abbreviations:

CAD	– Canadian Dollar
GBP	– British Pound Sterling
EUR	– Euro
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

21                         Invesco High Income Trust II

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Citibank, N.A.	$402,869	$(84,525)	$318,344	$—	$—	$318,344
RBC Capital Markets Corp.	37,833	(12,919)	24,914	—	—	24,914
Total	$440,702	$(97,444)	$343,258	$—	$—	$343,258

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Citibank, N.A.	$84,525	$(84,525)	$—	$—	$—	$—
RBC Capital Markets Corp.	12,919	(12,919)	—	—	—	—
Total	$97,444	$(97,444)	$—	$—	$—	$—

NOTE 5—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2014, the Trust engaged in securities purchases of $109,453.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Effective August 29, 2014, Trustees will have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” will include amounts accrued by the Trust to fund such deferred compensation amounts.

During the six months ended August 31, 2014, the Trust did not pay any legal fees for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is Of Counsel of Skadden, Arps, Slate, Meagher & Flom LLP. Effective August 29, 2014, Skadden, Arps, Slate, Meagher & Flom LLP is no longer counsel to the Trust.

NOTE 7—Cash Balances and Borrowings

Trust has entered into a $65 million Credit Agreement which will expire on August 25, 2015. This Credit Agreement is secured by the assets of the Trust.

During the six months ended August 31, 2014, the average daily balance of borrowing under the Credit Agreement was $50,550,000 with a weighted interest rate of 0.81%. Expenses under the Credit Agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Unfunded Loan Commitments

As of August 31, 2014, the Trust had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Level 3 Financing Inc.	Term Loan	$650,000	$650,000

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

22                         Invesco High Income Trust II

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2014 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 29, 2016	$14,276,956	$—	$14,276,956
February 28, 2017	7,729,955	—	7,729,955
	$22,006,911	$—	$22,006,911

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2014 was $102,064,101 and $103,577,544, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,630,463
Aggregate unrealized (depreciation) of investment securities	(1,116,388)
Net unrealized appreciation of investment securities	$3,514,075

Cost of investments for tax purposes is $187,488,786.

NOTE 11—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
Beginning shares	8,118,429	8,118,429
Shares issued through dividend reinvestment	—	—
Ending shares	8,118,429	8,118,429

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 12—Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the six months ended August 31, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Bank of America, N.A.	$650,000	$650,000
Credit Suisse First Boston	190,000	184,063
Total	$840,000	$834,063

NOTE 13—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2014:

Declaration Date	Amount per Share	Record Date	Payable Date
September 2, 2014	$0.1100	September 15, 2014	September 30, 2014
October 1, 2014	$0.1045	October 16, 2014	October 31, 2014

23                         Invesco High Income Trust II

NOTE 14—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2014		Years ended February 28,		Year ended February 29, 2012	Two months ended February 28, 2011		Years ended December 31,
			2014	2013				2010		2009
Net asset value per common share, beginning of period	$17.88		$17.51	$16.38	$16.63	$16.16		$15.38		$10.45
Net investment income(a)	0.60		1.28	1.35	1.37	0.24		1.61		1.83
Net gains (losses) on securities (both realized and unrealized)	(0.01)		0.46	1.17	(0.23)	0.46		0.73		4.93
Distributions paid to preferred shareholders from net investment income	N/A		N/A	—	—	—		(0.01)		(0.42)
Total from investment operations	0.59		1.74	2.52	1.14	0.70		2.33		6.34
Less dividends paid to common shareholders from net investment income	(0.66)		(1.37)	(1.39)	(1.39)	(0.23)		(1.55)		(1.41)
Net asset value per common share, end of period	$17.81		$17.88	$17.51	$16.38	$16.63		$16.16		$15.38
Market value per common share, end of period	$16.48		$16.65	$18.03	$16.89	$16.52		$16.02		$14.48
Total return at net asset value(b)	3.62%		10.95%	15.74%	7.26%	4.37%		15.55%		—
Total return at market value(c)	2.95%		0.34%	15.57%	11.33%	4.59%		21.67%		83.40%
Net assets applicable to common shares, end of period (000’s omitted)	$144,626		$145,197	$142,161	$61,755	$62,711		$60,916		$57,997
Portfolio turnover rate(d)	54%		74%	58%	60%	18%		135%		58%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.47	%(e)	1.54%	1.67%	2.38%	2.44	%(f)	2.57	%(g)	2.31	%(g)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(h)	1.10	%(e)	1.13%	1.20%	1.95%	1.71	%(f)	1.74	%(g)
Without fee waivers and/or expense reimbursements	1.51	%(e)	1.63%	1.83%	2.38%	2.44	%(f)	2.61	%(g)	2.40	%(g)
Ratio of net investment income before preferred share dividends	6.68	%(e)	7.36%	7.96%	8.69%	8.93	%(f)	10.34%		14.13%
Preferred share dividends	N/A		N/A	—	—	—		(0.03)%		—
Ratio of net investment income after preferred share dividends	6.68	%(e)	7.36%	7.96%	8.69%	8.93	%(f)	10.31%		10.90%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	N/A		N/A	N/A	N/A	N/A		N/A		$4,400	(i)
Asset coverage per $1,000 unit of senior indebtedness(j)	$3,861		$3,872	$3,812	$3,628	$3,412
Asset coverage per preferred share(k)	N/A		N/A	N/A	N/A	N/A		N/A		$354,600
Liquidating preference per preferred share(j)	N/A		N/A	N/A	N/A	N/A		N/A		$25,000
Total borrowings (000’s omitted)	$50,550		$50,550	$50,550	$23,500	$26,000		$26,000		$28,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending February 28, 2013, the portfolio turnover calculation excludes the value of securities purchases of $94,353,288 and sold of $25,036,644 in the effort to realign the Trust’s portfolio holdings after the reorganization of Invesco High Yield Investments Fund, Inc. into the Trust.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $144,871.
(f)	Annualized.
(g)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(h)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(i)	Total shares outstanding for the year ended December 31, 2009 was 176.
(j)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares and the borrowings) from the Trust’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(k)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by preferred shares outstanding.
N/A	= Not Applicable

24                         Invesco High Income Trust II

NOTE 15—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On January 17, 2011, a Consolidated Amended Shareholder Derivative Complaint (“Complaint”) was filed by common shareholders on behalf of the trusts now known as Invesco Advantage Municipal Income Trust II; Invesco Municipal Opportunity Trust; Invesco Municipal Trust; Invesco High Income Trust II; Invesco Senior Income Trust (the “Trusts”) against Van Kampen Asset Management, Morgan Stanley, and certain individuals (collectively, the “Defendants”) in Rotz v. Van Kampen Asset Management. The Plaintiffs alleged that, prior to the tenure of the current adviser, Defendants breached their fiduciary duties to common shareholders by causing the Trusts to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value, which was allegedly higher than market value at the time, and by not having adequate procedures to deal with potential conflicts of interest. The Plaintiffs alleged that the redemptions of the ARPS wasted Trust assets, occurred at the expense of the Trusts and the common shareholders, and were improperly motivated to benefit preferred shareholders and Defendants. Additionally, the Plaintiffs claimed that the ARPS were replaced with less favorable financing. Plaintiffs sought judgment that: 1) ordered Defendants to refrain from redeeming any ARPS at their liquidation value using Trusts assets; 2) awarded monetary damages against all Defendants, individually, jointly or severally, in favor of the Trusts, for all losses and damages allegedly suffered as a result of the redemptions of ARPS at their liquidation value; 3) granted appropriate equitable relief to remedy the Defendants’ alleged breaches of fiduciary duties; and 4) awarded to Plaintiffs the costs and disbursements of the action. On August 10, 2010, the Board of Trustees formed a Special Litigation Committee (“SLC”) to investigate the claims made in the April 2010 demand letters underlying the Complaint with the assistance of independent counsel. After reviewing the findings of the SLC and a vote by Independent Trustees, the Board announced on June 24, 2011, that the Independent Trustees had adopted the SLC recommendation to reject the demands and seek dismissal of the lawsuit. The Trusts filed a motion to dismiss the case with prejudice on October 4, 2011, which was granted on October 22, 2014.

Management of Invesco and the Trust believe that the outcome of the proceedings described above will not have a material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

25                         Invesco High Income Trust II

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the “Board”) of Invesco High Income Trust II (the “Fund”) is required under the Investment Company Act of 1940 to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (“Invesco Advisers”) and the Master Intergroup Sub-Advisory Contract (the “sub-advisory contracts”) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”). The Board considers the Fund’s relationship with Invesco Advisers and the Affiliated Sub-Advisers throughout the year and, during meetings held on March 5-6, 2014 and May 5-6, 2014, the Board considered matters related to the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts. During a contract renewal meeting held on May 6, 2014, all Trustees present and voting, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board, acting directly and through its committees, meets throughout the year to review the performance of the Fund. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by

Invesco Advisers and an independent company, Lipper, Inc. (“Lipper”). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Fund reflect the results of years of review and negotiation between the Trustees and Invesco Advisers, as well as with Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.

The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 6, 2014, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board also meets throughout the year with the Fund’s portfolio management team, which provides the Board with insight into their management of the Fund and the Fund’s performance. The Board’s review of the qualifications of Invesco Advisers and the portfolio management team to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between

Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Fund such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one and ten year periods, the first quintile for the two year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board

26 Invesco High Income Trust II

noted that the Fund’s performance was above the performance of the applicable Lipper index for the two, three and ten year periods and below the performance of the applicable Lipper index for the one and five year periods. The Board also considered the additional resources that Invesco Advisers had devoted to further develop its fixed income platform. In light of these considerations, the Board concluded the Fund’s performance was consistent with its investment objective and policies under applicable market conditions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also considered the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations and waivers), including comparisons, as applicable, to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.

The Board also compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or reimburse expenses of the Fund through at least August 31, 2014 to the extent necessary to limit the Fund’s total annual operating expenses to a specified percentage of average net assets applicable to common shares of the Fund. The Board also considered the effect this fee waiver, and the discontinuation of this fee waiver on August 31, 2014, would have on the Fund’s total estimated expenses.

The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that, to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund, like most closed-end funds, does not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the other funds overseen by the Board. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the other funds overseen by the Board. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

27 Invesco High Income Trust II

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco High Income Trust II (the “Fund”) was held on August 29, 2014. The Meeting was held for the following purposes:

(1)	Elect four Class I Trustees by the holders of Common Shares of the Fund, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2016 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(1)	Albert R. Dowden	6,880,626	358,228	88,047
	Dr. Prema Mathai-Davis	6,887,620	346,024	93,257
	Hugo F. Sonnenschein	6,873,184	363,433	90,284
	Raymond Stickel, Jr.	6,884,150	353,327	89,424

(2)	Elect five Class II Trustees by the holders of Common Shares of the Fund, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2017 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(2)	David C. Arch	6,897,176	340,668	89,057
	Frank S. Bayley	6,878,541	360,559	87,801
	Dr. Larry Soll	6,883,447	353,966	89,488
	Philip A. Taylor	6,881,002	350,953	94,946
	Suzanne H. Woolsey	6,837,452	400,802	88,647

(3)	Elect five Class III Trustees by the holders of Common Shares of the Fund, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2015 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(3)	James T. Bunch	6,867,471	363,266	96,164
	Bruce L. Crockett	6,875,758	355,032	96,111
	Rodney F. Dammeyer	6,857,091	372,055	97,755
	Jack M. Fields	6,883,749	347,418	95,734
	Martin L. Flanagan	6,897,635	335,935	93,331

28                         Invesco High Income Trust II

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-05769	VK-CE-HINC2-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco High Income Trust II

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 7, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.